GEOGRAPHIC INFORMATION (Schedule of Total Revenue of Geographic Areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	$ 498,286	$ 743,155	$ 640,256
Long-lived assets	29,125	9,788
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	25,520	3,900
U.S. [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	373,039	638,748	536,331
Long-lived assets	3,075	5,785
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	125,247	104,407	$ 103,925
Long-lived assets	$ 530	$ 103